Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
General and administration	$ 372,407	$ 441,986	$ 905,157	$ 894,875
Selling and marketing	18,299	124,056	142,435	174,068
Foreign exchange loss (gain)	24,789	(19,653)	(7,111)	(12,294)
Depreciation	11,374	22,142	22,747	44,284
Interest and financing costs	5,304	4,533	10,515	7,494
Change in fair value on convertible promissory note		(333,612)		(34,003)
Gain on extinguishment of convertible promissory note		(46,667)		(46,667)
Loss on extinguishment of short term loan payable			3,424
	432,173	192,785	1,077,167	1,027,757
Net Loss	$ (432,173)	$ (192,785)	$ (1,077,167)	$ (1,027,757)
Basic and diluted net loss per share (in Shares)	0.00	0.00	0.00	0.00
Basic and diluted net loss per share (in Dollars per share)	$ 340,737,150	$ 296,720,662	$ 336,549,384	$ 294,063,703